Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to FORM S-1
Document Period End Date	Jun. 30, 2016
Entity Registrant Name	TWILIO INC
Entity Central Index Key	0001447669
Entity Filer Category	Non-accelerated Filer